Assumptions used to Estimate Fair Value of Stock Option Granted (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011 Employee Stock Option		Dec. 31, 2011 Stock Options Not Granted
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Stock Price	$ 5.19	[1]	$ 1.30	[1]	$ 1.30	[1]
Risk-free rate	0.59%		2.14%		2.06%
Expected volatility	31.12%		35.00%		35.00%
Expected annual dividend yield	$ 0.0000		$ 0.0000		$ 0.0000
Expected term	3 years 10 months 13 days		4 years 7 months 6 days		4 years 5 months 27 days

[1]	As discussed above, on May 9, 2012 an equitable adjustment to stock options was approved with caused a reduction of $3.71 per share of the exercise price of the outstanding options. Accordingly, the stock price presented above reflects this equitable adjustment for both periods as applicable.